INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of net deferred tax assets
	December 31,	December 31,
	2024	2023
Net operating loss carryover	$5,678	$5,135
Valuation allowance	(5,678)	(5,135)
Net deferred tax asset	$-	$-